Significant judgments, estimates and assumptions	12 Months Ended
Dec. 31, 2019
Significant judgments, estimates and assumptions
Significant judgments, estimates and assumptions

3.    Significant judgments, estimates and assumptions

The preparation of the Group’s consolidated financial statements requires Management to make judgments, estimates and assumptions that affect the reported amounts of revenues, expenses, assets and liabilities, and the accompanying disclosures, and the disclosure of contingent liabilities. The estimates and assumptions are continuously evaluated and based on Management´s experience and other facts, including the expectations about future events, which are reasonable under current situation. Uncertainty about these estimates and assumptions could result in outcomes that require material adjustment to the carrying amount of assets and liabilities affected in future periods. Further information on each of these areas and how they affect the various accounting policies are described below and also in the relevant notes to the consolidated financial statements.

3.1.  Judgments

In the process of applying the Group’s accounting policies, Management has made the following judgments, which have the most significant effect on the amounts recognized in the consolidated financial statements:

(a)Contingencies -

By their nature, contingencies will be resolved only when one or more uncertain future events occur or fail to occur. The assessment of the existence and potential quantum of contingencies inherently involves the exercise of significant judgment and the use of estimates regarding the outcome of future events.

(b)Development start date -

The Group assesses the status of each exploration project of its mining units to determine when the development phase begins. One of the criteria used to evaluate the development start date is when the Group determines that the property can be economically developed.

(c)Production start date -

The Group assesses the stage of each mine under development to determine when a mine moves into the production phase. The criteria used to assess the start date are determined based on the unique nature of each mining project, such as the complexity of the project and its location. The Group considers various relevant criteria to assess when the production phase is considered to have commenced. Some of the criteria used to identify the production start date include, but are not limited to:

-Level of capital expenditure incurred compared to the original construction cost estimates.

-Completion of a reasonable period of testing of the mine plant and equipment.

-Ability to produce metal in saleable form (within specifications).

-Ability to sustain ongoing production of metal.

When a mine development /construction project moves into the production phase, the capitalization of certain mine development costs cease and costs are either regarded as forming part of the cost of inventory or expensed, except for costs that qualify for capitalization relating to mining asset additions or improvements. It is also at this point that depreciation or amortization commences.

(d)Useful life of property, plant and equipment

Depreciation is calculated under the straight-line method of accounting considering the lower of estimated useful lives of the assets or estimated reserves of the mining unit. See Note 2.4(h) for useful lives.

(e)Revenue from contracts with customers -

The Group applied the judgement for determining the timing of satisfaction of services of revenue from contracts with customers. The Group concluded that revenue related to services such as energy generation and transmission, industrial services, and other services is to be recognized over time because the customer simultaneously receives and consumes the benefits provided by the Group.

The Group determined that the output method is the best method in measuring progress of the services mentioned above due to the Group has the right to invoice an amount that corresponds directly to the performance completed to date.

3.2.        Estimates and assumptions

The key assumptions concerning the future and other key sources of estimation uncertainty at the reporting date that have a significant risk of causing a material adjustment to the carrying amounts of assets and liabilities within the next financial year, are described below. The Group based its assumptions and estimates on parameters available when the consolidated financial statements were prepared. Existing circumstances and assumptions about future developments, however, may change due to market change or circumstances arising beyond the control of the Group. Such changes are reflected in the assumptions when they occur.

(a)Determination of mineral reserves -

Recoverable proven and probable reserves are the part of a mineral deposit than can be economically and legally extracted or produced at the time of the reserve determination. The determination of reserves involves numerous uncertainties with respect to the ultimate geology of the ore bodies, including quantities, grades and recovery rates. Estimating the quantity and grade of reserves requires the Group to determine the size, shape and depth of its ore bodies by analyzing geological data, such as sampling of drill holes, tunnes and other underground workings. In addition to the geology of the Group’s mines, assumptions are required to determine the economic feasibility of mining these reserves, including estimates of future commodity prices and demand, the mining methods used and the related cost incurred to develop and mine its reserves. The process to estimate proven and probable ore reserves is audited by an independent consultant each year.

All estimated reserves and resources represent estimated quantities of mineral proven and probable that under current conditions can be economically and legally processed. Reviews could occur on reserve and resources estimates due to, among others, revisions to the data or geological assumptions, changes in prices, production costs and results of exploration activities. Changes in estimated reserves and resources could affect mainly the depreciation of fixed assets related directly to mining activity, the provision for mine closure, the assessment of the deferred asset’s recoverability and the amortization period for development costs.

(b)Units of production depreciation -

Reserves and resources are used in determining the depreciation and amortization of mine-specific assets.

This results in a depreciation or amortization charge proportional to the depletion of the anticipated remaining life of mine production. Each mine’s life is assessed annually to evaluate: (i) physical life limitations and (ii) present assessments of economically recoverable reserves of the mine property. These calculations require the use of estimates and assumptions, including the amount of recoverable reserves. Changes are recorded prospectively.

(c)Provision for closure of mining units -

The Group assesses its provision for closure of mining units at each reporting date using a discounted future cash flow method. In determining the amount of the provision, it is necessary to make significant assumptions and estimates, because exist many factors that can affect the final amount of this provision. These factors include estimates of the extent and costs of closure activities, technological changes, regulatory changes, cost increases as compared to the inflation rates, and changes in discount rates and periods where are expected that such costs will be incurred. These uncertainties may result in future actual expenditure differing from the amounts currently provided. The provision at the reporting date represents Management’s best estimate of the present value of the future closure costs required.

(d)Inventories -

Inventories are classified as current or non-current depending on the length of time that Management estimates will be needed to reach the production state of concentrate extraction for each mining unit.

Net realizable value tests are performed at each reporting date and represent the estimated future sales price of the product the entity expects to realize when the product is processed and sold, less estimated costs to complete production and bring the product to sale. Additionally, Management considers the time value of money in calculating the net realizable value of its non-current inventories.

Classified minerals, which are materials with metal content that were removed from the pit of the Colquijirca mining unit for treatment at the expansion operation plant, contain lower grade ore than the average of treated minerals and are available to continue in the process of recovery of mineral and concentrates. Because it is generally impracticable to determine the mineral contained in the classified mineral located in the deposit field near Tajo Norte by physical count, reasonable estimation methods are employed. The quantity of minerals delivered to classified mineral is based on surveyed volumes of mined material and daily production records. Sampling and assaying of blasthole cuttings determine the estimated copper, lead and zinc grades of material delivered to classified minerals.

For minerals outside leach platform inventories, finished and in-progress goods are measured by estimating the number of tons added and removed. The number of contained gold ounces is based on assay data, and the estimated recovery percentage is based on the expected processing method. Tonnages and ounces of mineral are verified by periodic surveys.

For minerals inside leach platform inventories, reasonable estimation methods are employed because it is generally impracticable to determine the mineral contained in leach platforms by physical count. The quantity of material delivered to leach platforms are based on surveyed volumes of mined material and daily production records. Sampling and assaying of blasthole cuttings determine the estimated ore grades of material delivered to leach platforms.

(e)Impairment of non-financial assets -

The Group assesses each asset or cash generating unit in each reporting period to determine whether any indication of impairment exists. Where an indicator of impairment exists, a formal estimate of the recoverable amount is made, which is considered the higher of (i) the fair value less costs of disposal and (ii) value in use. The assessments require the use of estimates and assumptions such as long-term commodity prices, discount rates, operating costs, among others. These estimates and assumptions are subject to risk and uncertainty.

The fair value of mining assets is generally calculated by the present value of future cash flows arising from the continued use of the asset, which include some estimates, such as the cost of future expansion plans, using assumptions that a third party might consider. The future cash flows are discounted to their present value using a discount rate that reflects current market assessment of the value of money over time, as well as specific risks of the asset or cash-generating unit under evaluation. The Group has determined the operations of each mining unit as a single cash generating unit.

(f)Deferred income tax asset and recoverability -

Deferred tax assets are recognized for unused tax losses to the extent that it is probable that taxable profit will be available against which the losses can be utilized. Significant Management judgment is required to determine the amount of deferred tax assets that can be recognized, based upon the likely timing and the level of future taxable profits together with future tax planning strategies.

(g)Fair value of contingent consideration -

The contingent consideration arising from a business combination is measured at fair value at the date of acquisition, as part of the business combination. If the contingent consideration is eligible to be recognized as a financial liability, the fair value is subsequently re-measured at each date of the consolidated financial statements. Determining the fair value of the contingent consideration is based on a model of discounted future cash flows. The key assumptions take into account the likelihood of achieving each goal of financial performance as well as the discount factor.

Minera Yanacocha SRL and subsidiary [Member]
Significant judgments, estimates and assumptions
Significant judgments, estimates and assumptions

3.     Significant judgments, estimates and assumptions

The preparation of the Company’s consolidated financial statements requires Management to make judgments, estimates and assumptions that affect the reported amounts of revenues, expenses, assets and liabilities, and the accompanying disclosures, and the disclosure of contingent liabilities. The estimates and assumptions are continuously evaluated and based on Management’s experience and other facts, including the expectations about future events which are reasonable under the current situation. Uncertainty about these estimates and assumptions could result in outcomes that require material adjustment to the carrying amount of assets and liabilities affected in future periods. Further information on each of these areas and how they impact the various accounting policies are described below and also in the relevant notes to the consolidated financial statements.

3.1.  Judgments

In the process of applying the Company’s accounting policies, Management has made the following judgments, which have the most significant effect on the amounts recognized in the consolidated financial statements:

(a)  Contingencies -

By their nature, contingencies will be resolved only when one or more uncertain future events occur or fail to occur. The assessment of the existence and potential quantum of contingencies inherently involves the exercise of significant judgment and the use of estimates regarding the outcome of future events.

(b)  Development start date -

The Company assesses the status of each exploration project to determine when the development phase begins. One of the criteria used to evaluate the development start date is when the Company determines that the property can be economically developed based on the results of feasibility studies.

(c)  Production start date -

The Company assesses the stage of each mine under development to determine when a mine moves into the production phase. The determination of the start date is based on the unique nature of each mining project; such as the complexity of the project and its location. The Company considers various relevant criteria to assess when the production phase is considered to have commenced. Some of the criteria used to identify the production start date include, but are not limited to:

-      Completion of a reasonable period of testing of the mine plant and equipment.

-      Ability to produce metal in saleable form (within specifications).

-      Ability to sustain ongoing production of metal.

When a mine development /construction project moves into the production phase, the capitalization of certain mine development costs ceases and the cost of mining waste ore are either regarded as forming part of the cost of inventory or expensed, except for costs that qualify for capitalization relating to mining asset additions or improvements. It is also at this point that depreciation or amortization commences.

(d)  Useful life of property, plant and equipment -

Depreciation is calculated under the straight-line method of accounting considering the lower of estimated useful lives of the assets or estimated reserves of the mining unit. See Note 2.4 (f) for useful lives.

(e)  Revenue from contracts with customers -

The Company applied the judgement for determining the timing of satisfaction of services of revenue from contracts with customers. The Company concluded that the performance obligation is completed once the shipment confirmation is issued when the refinery receives the Dore, allowing the fully payment in cash according the contracts. As a result, all risk of loss and damage of the gold dore pass to refiner upon reception.

The Company determined that the only performance obligation is the sale of gold dore.

3.2.  Estimates and assumptions -

The key assumptions concerning the future and other key sources of estimation uncertainty at the reporting date that have a significant risk of causing a material adjustment to the carrying amounts of assets and liabilities within the next financial year, are described below. The Company based its assumptions and estimates on parameters available when the consolidated financial statements were prepared. Existing circumstances and assumptions about future developments, however, may change due to market change or circumstances arising beyond the control of the Company. Such changes are reflected in the assumptions when they occur.

(a)   Determination of mineral reserves and resources -

The Company calculates its reserves using methods generally applied by mining and industry according to SEC guidance. All estimated reserves represent estimated quantities of mineral proven and probable that under current conditions can be economically and legally processed.

The process of estimating quantities of reserves is complex and requires making subjective decisions when evaluating all geological, geophysical, engineering and economic information available. Reviews could occur on reserve estimates due to, among others, revisions to the data or geological assumptions, changes in prices, production costs and results of exploration activities. Changes in estimated reserves could affect the carrying value of mining concessions, development costs and property, plant and equipment, the charges in result for depreciation and amortization, and the carrying amount of the provision for closure of mining units.

(b)  Units of production depreciation -

Estimated economically recoverable reserves are used in determining the depreciation and (or) amortization of mine-specific assets.

This results in a depreciation/amortization charge proportional to the depletion of the anticipated remaining life-of-mine production. Each mine’s life is assessed at least annually to evaluate (i) physical life limitations and (ii) present assessments of economically recoverable reserves of the mine property. These calculations require the use of estimates and assumptions, including the amount of recoverable reserves. Changes in estimates are accounted for prospectively.

(c)  Provision for closure mining units -

The Company assesses its provision for closure of mining units at each reporting date. The ultimate rehabilitation costs are uncertain, and cost estimates can vary in response to many factors, including estimates of the extent and costs of closure activities, technological changes, regulatory changes, cost increases as compared to the inflation rates, and changes in discount rates. These uncertainties may result in future actual expenditure differing from the amounts currently provided. The provision at reporting date represents Management’s best estimate of the present value of the future closure costs required.

(d)  Inventories -

Inventories are classified as current or non-current depending on the length of time that Management estimates will be used in the production or extraction for each mining unit.

Inventories are measured at the lower of its weighted average cost or its net realizable value. Net realizable value tests are performed at each reporting date and represent the estimated future sales price of the product the entity expects to realize when the product is processed and sold, less estimated costs to complete production and bring the product to sale.

Stockpiles and ore on leach pads are measured by estimating the number of tons added and removed from the stockpile and leach pads, the number of contained gold ounces, assay data, and the estimated recovery percentage based on the expected processing method. Stockpile and ore on leach pad tonnages are verified by periodic surveys.

For minerals inside leach platform inventories, reasonable estimation methods are employed because it is generally impracticable to determine the mineral contained in leach platforms by physical count. The quantity of material delivered to leach platforms are based on surveyed volumes of mined material and daily production records. Sampling and assaying determine the estimated ore grades of material delivered to leach platforms.

(e)  Impairment of non-financial assets -

The Company assesses each asset or cash generating unit in each reporting period to determine whether any indication of impairment exists (e.g. fluctuation of gold prices, community relations and social license to operate). Where an indicator of impairment exists, a formal estimate of the recoverable amount is made, which is considered to be the higher of (i) the fair value less costs of disposal and (ii) value in use. The assessments require the use of estimates and assumptions such as long-term commodity prices, discount rates and operating costs, among others. These estimates and assumptions are subject to risk and uncertainty.

The fair value of mining assets is calculated by the present value of future cash flows arising from the continued use of the asset, which include some estimates, such as the cost of future expansion plans, using assumptions that a third party might consider. The future cash flows are discounted to their present value using a discount rate that reflects current market assessment of the value of money over time, as well as specific risks of the asset or cash-generating unit under evaluation.

The Company has determined the operations of its mining units Yanacocha and Conga as the cash generating units.